UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2008

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		08/14/2008
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 36
Form 13F Information Table Value Total: 3,098,925,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
American Int'l Group Inc			COM			026874107	10,584 		400,000 	x				 				400,000
Anadarko Petroleum Corp				COM			032511107	117,873 	1,575,000 	x								1,575,000
Apache Corp					COM			037411105	107,725 	775,000 	x				 				775,000
Applied Materials Inc				COM			038222105	33,408 		1,750,000 	x				 				1,750,000
Canadian Natural Resources			COM			136385101	29,867 		300,000 	x				 				300,000
CF Industries Holdings Inc			COM			125269100	69,524 		455,000 	x				 				455,000
Chesapeake Energy Corp				COM			165167107	125,324 	1,900,000 	x				 				1,900,000
Chevron Corp					COM			166764100	341,999 	3,450,000 	x				 				3,450,000
Cisco Systems Inc				COM			17275R102	46,520 		2,000,000 	x				 				2,000,000
ConocoPhillips					COM			20825C104	353,963 	3,750,000 	x				 				3,750,000
Crown Castle Intl Corp				COM			228227104	3,873 		100,000 	x				 				100,000
Dana Holding Corp				COM			235825205	944 		176,399 	x				 				176,399
Devon Energy Corp				COM			25179M103	156,208 	1,300,000 	x				 				1,300,000
Select Sector SPDR Tr				SBI INT-ENERGY		81369Y506	331,800 	3,750,000 	x				 				3,750,000
Entergy Corp					COM			29364G103	24,096 		200,000 	x				 				200,000
EOG Resources Inc				COM			26875P101	13,120 		100,000 	x				 				100,000
Exelon Corp					COM			30161N101	17,992 		200,000 	x				 				200,000
Google Inc					CL A			38259P508	15,793 		30,000 		x				 				30,000
Marathon Oil Corp				COM			565849106	116,708 	2,250,000 	x				 				2,250,000
Microsoft Corp					COM			594918104	137,550 	5,000,000 	x				 				5,000,000
Murphy Oil Corp					COM			626717102	19,610 		200,000 	x				 				200,000
Newfield Exploration Co				COM			651290108	8,156 		125,000 	x				 				125,000
Nexen Inc					COM			65334H102	63,690 		1,600,000 	x				 				1,600,000
Noble Energy Inc				COM			655044105	17,598 		175,000 	x				 				175,000
Occidental Petroleum Corp			COM			674599105	211,171 	2,350,000 	x				 				2,350,000
Oracle Corp					COM			68389X105	110,250 	5,250,000 	x				 				5,250,000
Penn National Gaming Inc			COM			707569109	59,478 		1,850,000 	x				 				1,850,000
Petro-Canada 					COM			71644E102	167,814 	3,000,000 	x				 				3,000,000
PHH Corp					COM NEW			693320202	15,350 		1,000,000 	x				 				1,000,000
streetTRACKS Gold Tr				GOLD SHS		863307104	45,700 		500,000 	x				 				500,000
Sun Microsystems Inc				COM NEW			866810203	16,320 		1,500,000 	x				 				1,500,000
Talisman Energy Inc				COM			87425E103	133,908 	6,050,000 	x				 				6,050,000
The Mosaic Company				COM			61945A107	47,028 		325,000 	x				 				325,000
Virgin Media Inc			        *W EXP 99/99/999	92769L119	19 		237,059 	x				 				237,059
Williams Companies Inc.				COM			969457100	76,589 		1,900,000 	x				 				1,900,000
XTO Energy Inc					COM			98385X106	51,376 		749,910 	x				 				749,910
